Consolidated Statements of Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Subscriptions Receivable	Accumulated Other Comprehensive Income (Loss)	Statutory Surplus Reserves	Accumulated Earnings	Total Shareholders’ Equity	Non-controlling Interest
Balance at Dec. 31, 2020	$ 1,131,267,000	$ 71,000	$ 535,833,000	$ (7,109,000)	$ 19,865,000	$ 50,377,000	$ 155,384,000	$ 754,421,000	$ 376,846,000
Balance (in shares) at Dec. 31, 2020		71,517,402
Share-based compensation (note 19)	7,735,000	$ 0	7,735,000	0	0	0	0	7,735,000	0
Exercise of stock options (note 19)	1,034,000	$ 1,000	1,033,000	0	0	0	0	1,034,000	0
Exercise of stock options (note 19) (in shares)		207,500
Dividend	(1,898,911,000)	$ 0	0	0	0	0	0	0	(1,898,911,000)
Other comprehensive income (loss)	192,272,000	0	0	0	109,636,000	0	0	109,636,000	82,636,000
Net income (loss)	14,119,773,000	0	0	0	0	0	8,122,182,000	8,122,182,000	5,997,591,000
Transfer to statutory surplus reserves	0	0	0	0	0	1,463,920,000	(1,463,920,000)	0	0
Balance at Dec. 31, 2021	13,553,170,000	$ 72,000	544,601,000	(7,109,000)	129,501,000	1,514,297,000	6,813,646,000	8,995,008,000	4,558,162,000
Balance (in shares) at Dec. 31, 2021		71,724,902
Exercise of stock options (note 19) (in shares)		0
Subscriptions receivable	0	$ 0	(7,109,000)	7,109,000	0	0	0	0	0
Equity transactions of subsidiaries	12,000,000	$ 0	12,000,000	0	0	0	0	12,000,000	0
Equity transactions of subsidiaries		0
Dividend	(386,452,000)	$ 0	0	0	0	0	0	0	(386,452,000)
Other comprehensive income (loss)	(875,456,000)	0	0	0	(530,767,000)	0	0	(530,767,000)	(344,689,000)
Net income (loss)	(59,967,000)	0	0	0	0	0	14,467,000	14,467,000	(74,434,000)
Transfer to statutory surplus reserves	0	0	0	0	0	23,716,000	(23,716,000)	0	0
Balance at Dec. 31, 2022	12,243,295,000	$ 72,000	549,492,000	$ 0	(401,266,000)	1,538,013,000	6,804,397,000	8,490,708,000	3,752,587,000
Balance (in shares) at Dec. 31, 2022		71,724,902
Exercise of stock options (note 19)	676,000	$ 0	676,000		0	0	0	676,000	0
Exercise of stock options (note 19) (in shares)		135,800
Dividend	(211,707,000)	$ 0	0		0	0	0	0	(211,707,000)
Other comprehensive income (loss)	(268,931,000)	0	0		(162,152,000)	0	0	(162,152,000)	(106,779,000)
Net income (loss)	(120,858,000)	0	0		0	0	(13,491,000)	(13,491,000)	(107,367,000)
Transfer to statutory surplus reserves	0	0	0		0	1,571,000	(1,571,000)	0	0
Balance at Dec. 31, 2023	11,642,475,000	$ 72,000	550,168,000		(563,418,000)	1,539,584,000	6,789,335,000	8,315,741,000	3,326,734,000
Balance (in shares) at Dec. 31, 2023		71,860,702
Exercise of stock options (note 19) (in shares)		0
Dividend	(1,155,225,000)	$ 0	0		0	0	0	0	(1,155,225,000)
Other comprehensive income (loss)	(234,476,000)	0	0		(144,388,000)	0	0	(144,388,000)	(90,088,000)
Net income (loss)	40,656,000	0	0		0	0	90,905,000	90,905,000	(50,249,000)
Transfer to statutory surplus reserves	0	0	0		0	41,883,000	(41,883,000)	0	0
Balance at Dec. 31, 2024	$ 10,293,430,000	$ 72,000	$ 550,168,000		$ (707,806,000)	$ 1,581,467,000	$ 6,838,357,000	$ 8,262,258,000	$ 2,031,172,000
Balance (in shares) at Dec. 31, 2024	71,860,702	71,860,702